DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance	$ 1,380,673
Deferred charges, beginning balance	(10,606)	$ (10,650)	$ (11,378)
Total, beginning balance	1,370,067	1,120,856	1,262,345
Repayments of debt	(741,500)	(385,413)	(417,217)
Repayment of debt issuance cost	0	0	0
Proceeds from issuance of debt	675,020	634,580	275,000
Proceeds from debt issuance cost	0	0	0
Capitalized financing fees and expenses	(6,654)	(4,722)	(2,890)
Amortization of debt issuance cost	5,594	4,766	3,618
Long term debt, ending balance	1,314,193	1,380,673
Deferred charges, ending balance	(11,666)	(10,606)	(10,650)
Total, ending balance	1,302,527	1,370,067	1,120,856
Secured Debt
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance	1,380,673	1,131,506	1,273,723
Repayments of debt	(741,500)	(385,413)	(417,217)
Proceeds from issuance of debt	675,020	634,580	275,000
Capitalized financing fees and expenses	0	0	0
Amortization of debt issuance cost	0	0	0
Long term debt, ending balance	$ 1,314,193	$ 1,380,673	$ 1,131,506